Capital	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Capital

12. Capital

(1) Details of common shares as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In Korean won and number of shares)
Shares authorized		40,000,000		40,000,000		40,000,000
Par value	~~W~~	500	~~W~~	500	~~W~~	500
Number of shares issued		6,948,900		6,948,900		6,948,900
Common shares	~~W~~	3,474,450,000	~~W~~	3,474,450,000	~~W~~	3,474,450,000

(2) Details of capital surplus as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Additional paid in capital	~~W~~	25,358	~~W~~	26,095	~~W~~	41,821
Other capital surplus		1,806		1,806		1,806
Total	~~W~~	27,164	~~W~~	27,901	~~W~~	43,627

According to the Commercial Code of the Republic of Korea, the Parent Company held share holders’ meeting and decided to use additional paid in capital to reduce accumulated deficit. The amount of 737 million and 15,726 million was used on March 30, 2017 and March 25, 2016, respectively.

(3) Details of other components of equity as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Foreign currency translation adjustments, net of tax	~~W~~	(40)	~~W~~	(77)	~~W~~	—

(4) Details of retained earnings (accumulated deficit) as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Unappropriated retained earnings (accumulated deficit)	~~W~~	13,962	~~W~~	(94)	~~W~~	(16,477)

(5) According to Gravity's Articles of Incorporation, Gravity may issue 2,000,000 shares of preferred stock without voting rights, and there are no preferred shares issued as of December 31, 2017, 2016 and January 1, 2016.